Leases (Details) - Schedule of maturities of lease liabilities ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Schedule Of Maturities Of Lease Liabilities Abstract
2023	¥ 1,080
2024	1,103
2025	1,127
2026	1,150
2027	1,173
2028	1,196
Thereafter	1,732
Total future minimum lease payments	8,561
Less: imputed interest	1,262
Total	¥ 7,299